SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Structured payment arrangement (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Annual interest rate	4.35%
Outstanding borrowings from the reverse factoring arrangements	¥ 46,900
Total proceeds obtained for settlement	¥ 61,900	$ 9,713	¥ 25,569
Number of days for repayment of settlement proceeds	90 days	90 days